RELATED PARTY TRANSACTIONS (Details)				12 Months Ended			12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 Maximum [Member] USD ($)	Dec. 31, 2014 Maximum [Member] ILS	Dec. 31, 2014 Chairman [Member]	Dec. 31, 2014 Chairman and CEO [Member] USD ($)	Dec. 31, 2014 Chairman and CEO [Member] ILS	Dec. 31, 2014 Chairman and CEO [Member] Minimum [Member] ILS	Dec. 31, 2014 Chairman and CEO [Member] Maximum [Member] ILS	Dec. 31, 2014 Chief Executive Officer [Member] USD ($)
Related Party Transaction [Line Items]
Monthly fee equal to a percentage of CEO cost				60.00%
Monthly payment									$ 10,600
Bonus as a percentage of net profit									2.00%
Bonus as a percentage of revenue									0.50%
Accrued management services	128,000
Transaction amount							10,000	1,965,000
Bank guarantee	$ 5,100,000	$ 131,000	510,000		$ 257,000	1,000,000